ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
ACCOUNTING POLICIES
ACCOUNTING POLICIES

Basis of accounting
The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The condensed consolidated financial statements include the assets and liabilities of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.

The condensed consolidated financial statements are prepared in accordance with the accounting policies, which are described in the Company's Annual Report on Form 20-F for the year ended December 31, 2018, which was filed with the Securities and Exchange Commission on March 28, 2019, with the exception of certain changes noted below.

Adoption of ASC 842 Leases
The Company has adopted ASC 842 effective January 1, 2019 using the modified retrospective transition approach, which allows the Company to recognize a cumulative effect adjustment to the opening balance of accumulated deficit in the period of adoption rather than restate our comparative prior year periods. Based on the Company's analysis, the cumulative effect adjustment to the opening balance of accumulated deficit is zero because (i) the Company did not have any unamortized initial direct costs as of January 1, 2019 that needed to be written off; (ii) the Company did not have any lease incentives or accrued rental transactions that needed to be recognized; and (iii) the timing and pattern of revenue recognition under its revenue contracts that have lease and non-lease components is not materially different and even if accounted for separately, the lease component of such contracts would be considered operating leases. The company has elected the package of practical expedients applied to all of its leases (including those for which it is a lessee and lessor) that permit it not to (i) reassess whether any expired or existing contracts are or contain leases; (ii) reassess the lease classification for any expired or existing leases and (iii) reassess initial direct costs for any existing leases. Furthermore the Company has not elected the practical expedient to use hindsight when determining the lease term.

The Company as lessee currently has three major categories of leases - chartered-in vessels, vessels under finance lease and leased office and other space. Upon adoption of ASC 842, the Company has recognized right-of-use assets and corresponding lease liabilities of $18.5 million on the balance sheet in relation to our operating leases, the right-of-use assets have then been amortized during the six months ended June 30, 2019. The Company does not expect the implementation of this standard to cause a material change in the Company's operating expenses in the fiscal year 2019. The Company has not elected the practical expedient to not separate lease and non-lease components for all of our leases where we are the lessee.

ASC 842 also allows lessees to elect as an accounting policy not to apply the provisions of ASC 842 to short term leases (i.e., leases with an original term of 12-months or less). Instead, a lessee may recognize the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred. The accounting policy election for short-term leases shall be made by class of underlying asset to which the right of use relates. The Company has elected not to apply the provisions of ASC 842 to short term leases, there were no short term leases as at June 30, 2019.

For arrangements where we are the lessor, the adoption of the new lease standard has not had a material impact on our financial statements. The new lease standard provides a practical expedient for lessors in which the lessor may elect, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for these components as a single component if both of the following are met: (1) the timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (2) the lease component, if accounted for separately, would be classified as an operating lease. When a lessor, we have elected this expedient for our time charter contracts and voyage charter contracts that qualify as leases and thus do not separate the non-lease component, or service element, from the lease. Revenues from contracts where the non-lease component is the predominant component are accounted for under ASC 606.

The implementation has had no impact on the accounting for the Company's finance lease arrangements.

Where the Company is lessee, operating lease expense is recognized on a straight-line basis over the lease term.

In determining the appropriate discount rate to use in calculating the present value of the Company’s contractual lease payments, the Company makes significant judgments and assumptions to estimate the incremental borrowing rate as the rate implicit in the Company’s leases cannot be readily determined. The incremental borrowing rate is defined as the rate of interest that a lessee would have to pay to borrow on a 100% collateralized basis over a term similar to the lease term and amount equal to the lease payments in a similar economic environment.

The Company makes significant judgments and assumptions to separate lease components from non-lease components of our contracts. For purposes of determining the standalone selling price of the vessel lease and non-lease components of the Company’s time charters and voyage charters, the Company uses the residual approach given that vessel rates are highly variable depending on shipping market conditions. The Company believes that the standalone transaction price attributable to the non-lease component is more readily determinable than the price of the lease component and, accordingly, the price of the service components is estimated using cost plus a margin and the residual transaction price is attributed to the lease component.

Where the Company is lessor, lease revenue for fixed lease payments are recognized over the lease term on a straight-line basis and lease revenue for variable lease payments are recognized in the period in which the changes in facts and circumstances on which the variable lease payments are based occur. Initial direct costs are expensed over the lease term on the same basis as lease revenue. See Note 12 for disclosure on the Company's operating lease arrangements.